UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

                              Oppenheimer Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Oppenheimer Bond Fund

                                                                       Principal
                                                                          Amount                    Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--14.3%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                $   2,264,784           $    2,260,551
-----------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                 3,840,000                3,832,575
-----------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-
Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                    88,517                   88,458
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                 1,418,839                1,417,413
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                   171,042                  170,669
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                               1,620,000                1,620,000
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                   869,538                  871,814
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                 2,070,000                2,072,715
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 2                                 408,894                  409,141
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 2                               1,723,130                1,724,239
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                    850,000                  860,054
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                    420,044                  420,116
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                  1,032,699                1,032,219
-----------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 3                        2,360,000                2,359,775
-----------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 2                                 658,613                  659,010
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 2                               1,307,537                1,308,398
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34                   886,000                  886,000
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                  3,198,565                3,198,930
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                  6,752,461                6,747,423
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                 1,200,000                1,200,000
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-
Through Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06           2,000,000                1,997,803
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                    434,273                  434,273
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                  3,327,387                3,319,494
-----------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                 1,341,761                1,341,878
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                  4,629,440                4,625,507
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                  5,155,632                5,149,431
-----------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                 2,395,980                2,393,143
-----------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Aviation
Obligations, Series 1A, Cl. D2, 8%, 7/15/31 1                          2,988,622                   29,886
-----------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                 2,261,905                2,318,453
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                 2,267,451                2,271,940
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                  4,294,171                4,291,235
-----------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 9.19%, 7/25/07 1,2                                 401,919                   16,077
-----------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                     1,720,000                1,715,176
-----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series
1999-I, Cl. ECFD, 8.75%, 1/25/29 1                                     1,750,658                  467,207
-----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                 2,003,273                2,004,328
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                   778,472                  785,473
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                   689,699                  689,981
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 1.99%, 11/25/34 2,3                1,630,000                1,630,000
-----------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                           1,285,000                1,292,800
-----------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-
Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                    594,170                  596,724
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                  2,436,397                2,435,669
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                    790,784                  794,579
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                 1,030,851                1,032,659
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                    869,066                  869,203
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                  2,750,000                2,751,404
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-
Backed Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07               2,780,000                2,777,828
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                 1,003,683                1,003,257
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                  2,925,670                2,922,570
-----------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                  1,940,000                1,941,440
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                   4,340,000                4,340,000
-----------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2A, 1.40%, 4/15/06                   4,154,625                4,150,485
                                                                                           ----------------
Total Asset-Backed Securities (Cost $99,421,915)                                               95,529,403

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--64.9%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.2%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.0%
Federal Home Loan Mortgage Corp.:
5%, 10/1/34 3                                                          2,444,000                2,420,323
5.50%, 1/1/34                                                          1,987,179                2,017,500
7%, 11/1/32-11/1/33                                                    8,829,629                9,385,521
7%, 10/1/34 3                                                         39,686,000               42,091,964
8%, 4/1/16                                                             1,509,577                1,609,732
9%, 3/1/17-5/1/25                                                        434,361                  486,451
12.50%, 4/1/14                                                             2,547                    2,920
13.50%, 11/1/10                                                            6,599                    7,537
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                            78,479                   78,581
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                       957,019                1,001,087
Series 2500, Cl. FD, 2.209%, 3/15/32 2                                 1,015,138                1,017,342
Series 2526, Cl. FE, 2.109%, 6/15/29 2                                 1,279,290                1,282,943
Series 2551, Cl. FD, 2.109%, 1/15/33 2                                 1,047,534                1,051,969
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, (0.688)%, 6/1/26 4                                 1,612,437                  297,578
Series 183, Cl. IO, (1.513)%, 4/1/27 4                                 2,592,641                  491,936
Series 184, Cl. IO, 0.826%, 12/1/26 4                                  2,578,766                  471,704
Series 192, Cl. IO, 5.662%, 2/1/28 4                                     630,258                  109,512
Series 200, Cl. IO, 5.208%, 1/1/29 4                                     768,664                  143,016
Series 206, Cl. IO, (19.041)%, 12/1/29 4                               1,018,351                  173,946
Series 2130, Cl. SC, 17.914%, 3/15/29 4                                1,728,048                  179,785
Series 2796, Cl. SD, 26.12%, 7/15/26 4                                 2,670,892                  291,464
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 7.039%, 6/1/26 5                                     683,918                  605,135
Series 217, Cl. PO, 8.479%, 1/1/32 5                                     772,916                  667,241
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42,
Cl. A2, 5.50%, 2/25/42                                                     1,674                    1,674
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 3                                                      15,658,000               15,604,168
5%, 10/1/19-10/1/34 3                                                 37,299,000               37,491,479
5.50%, 7/1/33-3/1/34                                                  18,713,788               19,006,193
5.50%, 10/1/19-10/1/34 3                                              50,591,946               52,094,599
6%, 10/1/34 3                                                         19,740,000               20,344,538
6.50%, 10/1/34 3                                                      42,505,000               44,590,380
7%, 1/1/09-8/1/34                                                     19,717,699               20,934,153
7%, 10/1/34 3                                                         83,367,000               88,395,031
7.50%, 2/1/08-3/1/08                                                      35,834                   37,290
8%, 8/1/17                                                                18,373                   19,505
8.50%, 7/1/32                                                            264,726                  288,002
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                         64,248                   66,753
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                     717,165                  757,245
Trust 2001-70, Cl. LR, 6%, 9/25/30                                     1,549,348                1,587,177
Trust 2001-72, Cl. NH, 6%, 4/25/30                                     1,321,868                1,351,076
Trust 2001-74, Cl. PD, 6%, 5/25/30                                       555,429                  565,940
Trust 2002-50, Cl. PD, 6%, 9/25/27                                     1,784,481                1,794,357
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 2                              1,726,338                1,731,771
Trust 2003-81, Cl. PA, 5%, 2/25/12                                       927,197                  934,894
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 29.05%, 4/25/32 4                                 940,680                   67,208
Trust 2002-47, Cl. NS, 19.181%, 4/25/32 4                              3,521,634                  332,384
Trust 2002-51, Cl. S, 19.54%, 8/25/32 4                                3,233,621                  305,482
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 4                             1,602,640                  160,882
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, (3.576)%, 6/1/23 4                                   4,820,327                  837,372
Trust 240, Cl. 2, (2.325)%, 9/1/23 4                                   5,592,153                1,076,748
Trust 252, Cl. 2, (5.194)%, 11/1/23 4                                  3,927,121                  799,611
Trust 254, Cl. 2, (2.401)%, 1/1/24 4                                   1,906,971                  378,326
Trust 273, Cl. 2, (0.778)%, 7/1/26 4                                   1,157,322                  217,589
Trust 301, Cl. 2, (2.505)%, 4/1/29 4                                   3,247,186                  572,723
Trust 303, Cl. IO, (14.58)%, 11/1/29 4                                   434,876                   84,846
Trust 321, Cl. 2, (8.951)%, 3/1/32 4                                   1,777,642                  349,644
Trust 324, Cl. 2, (6.58)%, 6/1/32 4                                    6,706,718                1,220,805
Trust 334, Cl. 17, (47.305)%, 2/1/33 4                                   533,037                   91,456
Trust 2001-81, Cl. S, 25.236%, 1/25/32 4                               1,440,226                  135,546
Trust 2002-52, Cl. SD, 15.361%, 9/25/32 4                              4,197,967                  411,839
Trust 2004-54, Cl. DS, 25.553%, 11/25/30 4                               649,485                   62,044
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 10.115%, 9/25/23 5        1,325,013                1,161,131
                                                                                           ----------------
                                                                                              381,747,048
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27                                                    51,513                   52,182
7%, 7/15/09                                                               36,026                   38,347
8%, 6/15/05-10/15/06                                                      53,468                   54,897
8.50%, 8/15/17-12/15/17                                                  529,504                  586,014
9%, 2/15/09-6/15/09                                                       23,920                   26,062
10%, 11/15/09                                                             25,705                   28,123
10.50%, 12/15/17-5/15/21                                                  60,020                   68,259
11%, 10/20/19                                                             91,446                  103,576
12%, 5/15/14                                                                 724                      833
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 21.331%, 1/16/27 4                             3,080,672                  312,331
Series 2002-15, Cl. SM, 15.334%, 2/16/32 4                             3,086,443                  304,005
Series 2002-76, Cl. SY, 13.487%, 12/16/26 4                            1,247,469                  126,559
Series 2004-11, Cl. SM, 18.135%, 1/17/30 4                               510,798                   49,054
                                                                                           ----------------
                                                                                                1,750,242
-----------------------------------------------------------------------------------------------------------
PRIVATE--7.7%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--7.1%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6, Cl. A3, 7.689%, 11/13/29 2                800,000                  876,898
-----------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-
Backed Security Collateralized Mtg. Obligations, Series
1997-D4, Cl. PS1, 5.647%, 4/14/29 4                                   43,468,331                1,724,976
-----------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                 4,694,943                4,843,127
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                 4,070,000                4,198,459
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                2,920,294                2,926,968
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                3,034,462                3,028,158
-----------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, 9.238%, 6/22/24 4                                          10,831,138                  415,722
-----------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1996-CF1, Cl. A3, 7.861%, 3/13/28 2                1,506,881                1,554,055
-----------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America,
Commercial Mtg. Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                                       1,770,000                1,924,563
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial
Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39              1,730,000                1,761,316
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                                        1,448,452                1,561,796
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Pass-Through Certificates, Series 2004-GG2, Cl. A3,
4.602%, 8/10/38                                                        1,100,000                1,130,923
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
Commercial Mtg. Obligations, Series 2000-C9, Cl. A2,
7.77%, 10/15/32                                                        5,000,000                5,795,553
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series
1998-C1, Cl. IO, 10.149%, 2/18/30 4                                   13,559,389                  439,343
-----------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24                     303,849                  282,579
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                3,427,696                3,440,550
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                         2,010,000                2,203,523
-----------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X, 8.163%, 5/18/32 4               257,116,835                1,103,648
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                              5,249,582                5,265,987
Series 2004-W, Cl. A2, 4.677%, 11/27/34 3                              3,340,000                3,362,310
                                                                                           ----------------
                                                                                               47,840,454
-----------------------------------------------------------------------------------------------------------
OTHER--0.2%
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                         1,040,846                1,040,767
-----------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-
Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B,
(16.093)%, 10/23/17 4                                                     26,056                    5,761
-----------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-
Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A,
2.507%, 10/23/17 5                                                        38,562                   35,648
                                                                                           ----------------
                                                                                                1,082,176
-----------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Salomon Brothers Mortgage Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1996-B, Cl. 1,
6.213%, 4/25/26 1, 2                                                      39,149                   36,140
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                                                 2,881,176                2,598,686
                                                                                           ----------------
                                                                                                2,634,826
                                                                                           ----------------
Total Mortgage-Backed Obligations (Cost $434,476,253)                                         435,054,746

-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--20.3%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.875%, 12/15/06                                                      19,320,000               19,310,495
4.50%, 1/15/13                                                         2,430,000                2,445,571
5.75%, 1/15/12                                                           900,000                  983,532
6.625%, 9/15/09                                                       14,485,000               16,356,737
6.875%, 9/15/10                                                        7,600,000                8,754,159
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%, 6/15/06                                                         3,055,000                3,045,551
3.01%, 6/2/06                                                          6,600,000                6,615,022
3.125%, 7/15/06                                                        6,385,000                6,433,960
4.25%, 7/15/07                                                         8,600,000                8,858,327
5.50%, 2/15/06                                                         8,375,000                8,711,482
7.25%, 5/15/30                                                         3,100,000                3,901,366
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                       2,590,000                2,774,631
7.125%, 5/1/30                                                         1,754,000                2,177,577
Series C, 4.75%, 8/1/13                                                  760,000                  775,662
Series C, 6%, 3/15/13                                                    730,000                  811,945
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                        1,179,000                1,263,373
5.50%, 8/15/28 6                                                      13,954,000               15,004,373
8.875%, 8/15/17                                                        6,664,000                9,508,695
STRIPS, 2.99%, 2/15/10 7                                               2,490,000                2,054,586
STRIPS, 3.34%, 2/15/11 7                                              13,121,000               10,303,305
STRIPS, 3.86%, 2/15/13 7                                               5,360,000                3,784,717
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/13-8/15/14                            1,879,000                1,899,684
                                                                                           ----------------
Total U.S. Government Obligations (Cost $136,352,253)                                         135,774,750

-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,390,943)           2,370,000                2,676,915
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--35.1%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                    3,045,000                3,217,399
-----------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                               1,370,000                1,412,955
8.11% Sr. Unsec. Nts., Series B, 5/15/09                               1,558,000                1,800,618
                                                                                           ----------------
                                                                                                6,430,972
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                      945,000                  950,971
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75%
Unsec. Nts., 1/15/08                                                   3,895,000                4,014,417
-----------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                 1,585,000                1,812,002
-----------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                     1,090,000                1,226,446
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec.
Unsub. Nts., 8/28/12                                                   1,505,000                1,566,240
-----------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                 2,335,000                2,486,233
-----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                 4,520,000                4,688,754
                                                                                           ----------------
                                                                                               16,745,063
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                           1,200,000                1,330,500
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                      3,269,000                3,531,883
                                                                                           ----------------
                                                                                                4,862,383
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                1,685,000                1,866,138
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                1,555,000                1,745,488
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                            1,535,000                1,626,004
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                               1,685,000                1,876,669
                                                                                           ----------------
                                                                                                7,114,299
-----------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Clear Channel Communications, Inc., 4.625% Sr.
Unsec. Nts., 1/15/08                                                   3,259,000                3,321,312
-----------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                2,180,000                2,290,975
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                               1,810,000                1,803,535
-----------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12               2,990,000                3,817,626
-----------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                          3,080,000                3,862,163
-----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12              1,037,000                1,347,734
-----------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                         433,000                  428,521
3.50% Sr. Unsec. Nts., 10/15/07                                        2,255,000                2,240,909
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                  3,140,000                3,285,068
                                                                                           ----------------
                                                                                               22,397,843
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08      2,165,000                2,376,328
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                 3,085,000                3,528,469
-----------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                   216,000                  217,825

                                                                                                6,122,622
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The), 6.90% Nts., 9/15/07 1                                 1,775,000                1,939,188
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Food Lion, Inc., 7.55% Nts., 4/15/07                                   2,125,000                2,315,353
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                              4,645,000                5,177,331
-----------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 1,9,10,11                    476,601                       --
-----------------------------------------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                                                      850,000                  846,997
4.80% Sr. Unsec. Nts., 7/16/07                                         3,490,000                3,589,863
                                                                                           ----------------
                                                                                               11,929,544
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                  1,615,000                1,699,618
-----------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                             2,515,000                2,543,007
-----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                  3,835,000                4,016,004
                                                                                           ----------------
                                                                                                8,258,629
-----------------------------------------------------------------------------------------------------------
ENERGY--1.1%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                        200,000                  205,000
-----------------------------------------------------------------------------------------------------------
OIL & GAS--1.1%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                       1,665,000                1,827,338
-----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                     1,880,000                2,070,378
-----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                      1,570,000                1,916,185
-----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 8                                                     1,661,325                1,629,752
                                                                                           ----------------
                                                                                                7,443,653
-----------------------------------------------------------------------------------------------------------
FINANCIALS--9.0%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                    41,000                   41,661
-----------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                            216,000                  238,321
-----------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                      1,680,000                1,704,372
7.75% Unsec. Sub. Nts., 5/1/10                                           150,000                  176,215
                                                                                           ----------------
                                                                                                2,160,569
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                     860,000                  864,183
-----------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                  1,155,000                1,181,374
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                  3,205,000                3,798,515
-----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                          1,500,000                1,504,410
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                        2,030,000                2,241,938
-----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                     325,000                  355,867
-----------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                             2,488,000                2,610,755
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                        3,310,000                3,322,707
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                     3,580,000                3,998,012
-----------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 2,8                       3,270,000                3,270,180
                                                                                           ----------------
                                                                                               23,147,941
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.6%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8             635,000                  647,631
-----------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                  2,730,000                3,544,441
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06     1,275,000                1,261,549
-----------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                   2,487,000                2,940,950
-----------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                2,985,000                3,203,329
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8            4,820,000                6,162,134
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8              4,680,000                5,969,209
                                                                                           ----------------
                                                                                               23,729,243
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.6%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                        560,000                  603,708
-----------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                              1,445,000                1,455,161
8.75% Sr. Unsec. Nts., 8/15/08                                         1,060,000                1,220,414
-----------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                        1,625,000                1,658,267
-----------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08               2,400,000                2,644,500
-----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07              3,160,000                3,317,453
                                                                                           ----------------
                                                                                               10,899,503
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                            3,200,000                3,393,350
-----------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                3,750,000                4,108,594

                                                                                                7,501,944
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                     451,000                  471,039
-----------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06              429,000                  461,062
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                       2,270,000                2,612,677
-----------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                 830,000                  854,734
                                                                                           ----------------
                                                                                                4,399,512
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                 3,490,000                3,434,991
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste North America, Inc., 8.875% Sr. Nts.,
Series B, 4/1/08                                                       1,570,000                1,711,300
-----------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 1                                                           150,000                  151,875
-----------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring,
Inc., 7.375% Sr. Unsec. Nts., 8/15/05                                    100,000                   99,625
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                     700,000                  777,027
7.375% Sr. Unsub. Nts., 8/1/10                                         1,890,000                2,184,247
                                                                                           ----------------
                                                                                                4,924,074
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa International Ltd., 7.45%
Sr. Bonds, 11/24/33 8                                                  1,765,000                1,835,701
-----------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                       367,000                  367,977
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                 2,225,000                2,326,840
6.75% Sr. Unsub. Nts., 2/15/11                                         1,140,000                1,284,282
                                                                                           ----------------
                                                                                                5,814,800
-----------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority
Ship Mtg. Nts., 6/30/07 1,9,10                                           300,000                  196,500
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co., 4.25% Nts., 8/1/09                        434,000                  439,931
-----------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                 2,175,000                2,359,988
                                                                                           ----------------
                                                                                                2,799,919
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub.
Disc. Nts., 1/15/07 1,9, 10                                              200,000                   98,000
-----------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20           85,000                  117,706
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                      943,000                  955,490
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                  2,740,000                2,903,090
8.125% Nts., 12/15/10                                                    550,000                  664,046
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                   1,029,000                1,137,045
-----------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                                   2,800,000                3,359,936
-----------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                          1,675,000                1,789,913
9.25% Sr. Unsec. Nts., 3/1/31 2                                        1,270,000                1,688,767
-----------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                        1,595,000                1,682,401
8.75% Nts., 3/15/32                                                    1,410,000                1,794,937
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                     1,905,000                1,915,361
                                                                                           ----------------
                                                                                               16,935,496
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07            2,745,000                3,025,986
-----------------------------------------------------------------------------------------------------------
UTILITIES--4.7%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.0%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                2,655,000                2,773,880
8.125% Unsec. Nts., Series B, 7/15/05                                    840,000                  874,499
-----------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05               460,000                  466,578
-----------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10              3,175,000                3,766,461
-----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                          1,035,000                1,088,782
-----------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                 1,650,000                1,686,067
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06           3,220,000                3,353,430
-----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2           1,435,000                1,607,200
-----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
Nts., 10/1/12                                                          3,975,000                4,203,356
-----------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04            1,210,000                1,210,000
-----------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                   1,810,000                1,941,225
-----------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                     1,795,000                2,091,175
-----------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08          1,370,000                1,489,346
                                                                                           ----------------
                                                                                               26,551,999
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10               4,230,000                5,004,949
                                                                                           ----------------
Total Corporate Bonds and Notes (Cost $227,189,801)                                           235,147,826


                                                                          Shares
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
Chesapeake Energy Corp.                                                      181                    2,865
-----------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,12                     25                       --
                                                                                           ----------------
Total Common Stocks (Cost $109)                                                                     2,865

                                                                           Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                             50                       --
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                         300                        3
-----------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                                  1,063                      143
-----------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,10                           1,980                       20
-----------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,10                    150                       --
-----------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                    200                        2
-----------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                2,028                      507
                                                                                           ----------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                675

                                                                       Principal
                                                                          Amount
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.3%
Deutsche Bank AG, COUNTS Corp. Sec. Credit
Linked Nts., Series 2003-1, 3.318%, 1/7/05 1,2                     $  14,500,000               14,446,350
-----------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 1.863%, 12/10/04 1             14,500,000               14,534,800
                                                                                           ----------------
Total Structured Notes (Cost $29,000,000)                                                      28,981,150

-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.4%
Undivided interest of 3.43% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at at $49,574,479 on
10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332 (Cost $49,572,000)  49,572,000             49,572,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $978,428,289)                            146.7%           982,740,330
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                      (46.7)          (312,872,827)
                                                                     --------------------------------------
Net Assets                                                                 100.0%      $    669,867,503
                                                                     ======================================


Footnotes to Statement of Investments


1. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                           ACQUISITION                          VALUATION AS OF       UNREALIZED
 SECURITY                         DATE          COST         SEPTEMBER 30, 2004     DEPRECIATION
-------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications, Inc.,
 Series B, Escrow Shares        1/4/01          $100                       $--             $100


2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,744,845 or 2.05% of the Fund's net assets as of September 30, 2004.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $2,469,155 or 0.37% of the Fund's net assets as of September 30, 2004.
6. Securities with an aggregate market value of $3,440,877 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Fund had outstanding future contracts as follows:

                                                                                           UNREALIZED
                          EXPIRATION        NUMBER OF         VALUATION AS OF            APPRECIATION
 CONTRACT DESCRIPTION          DATES        CONTRACTS      SEPTEMBER 30, 2004          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds            12/20/04             595             $66,770,156              $1,173,184
 U.S. Treasury Nts., 10 yr. 12/20/04             275              30,971,875                 121,043
                                                                                          -----------
                                                                                           1,294,227
                                                                                          -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.  12/30/04             736             155,468,500                 352,537
 U.S. Treasury Nts., 5 yr.  12/20/04             582              64,456,500                (105,261)
                                                                                          -----------
                                                                                             247,276
                                                                                          -----------
                                                                                          $1,541,503
                                                                                          ===========

7. Zero coupon bond reflects effective yield on the date of purchase.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,624,353 or 3.53% of the Fund's net assets as of September 30, 2004.
9. Issue is in default.
10. Non-income producing security.
11. Interest or dividend is paid-in-kind.
12. Received as the result of issuer reorganization.

As of September 30, 2004, the Fund had entered into the following total return swap agreements:
                                               PAID BY              RECEIVED BY
 SWAP                     NOTIONAL         THE FUND AT              THE FUND AT             TERMINATION      UNREALIZED
 COUNTERPARTY               AMOUNT  SEPTEMBER 30, 2004       SEPTEMBER 30, 2004                    DATE    APPRECIATION
------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG       $7,850,000  One-Month LIBOR          Value of total return of            1/1/05         $21,597
                                    less 50 basis points     Lehman Brothers CMBS Index


 Index abbreviations are as follows:

 CMBS       Commercial Mortgage Backed Securities Markets
 LIBOR      London-Interbank Offered Rate





SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $   979,840,433
                                                  ===============

Gross unrealized appreciation                     $    12,144,526
Gross unrealized depreciation                          (7,681,529)
                                                  ---------------
Net unrealized appreciation                       $     4,462,997
                                                  ===============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)